SEGMENT REPORTING (Tables)	3 Months Ended
Mar. 31, 2024
Segment Reporting [Abstract]
Schedule of revenues and net income from operations

Asset:	March 31, 2024	December 31, 2023
Healthcare	$20,227,446	$18,955,991
Real Estate	586,582	587,456
Others	1,791,282	1,202,364
Consolidated assets	$22,605,310	$20,745,811

	Three Months Ended March 31,
	2024	2023
Revenues:
Healthcare	$2,661,966	$2,706,399
Real Estate	–	–
Consolidated revenues	$2,661,966	$2,706,399

Cost of sales:
Healthcare	$948,154	$956,295
Real Estate	–	–
Consolidated cost of sales	$948,154	$956,295

Income from operations from subsidiaries
Healthcare	$1,151,284	$1,278,239
Real Estate	(874)	(97)
Income from operations from subsidiaries	$1,150,410	$1,278,142

Loss from operations from Cardiff Lexington	$(931,418)	$(520,594)
Total income from operations	$218,992	$757,548

Income before taxes
Healthcare	$1,151,284	$817,098
Real Estate	(874)	(97)
Corporate, administration and other non-operating expenses	(1,322,202)	(787,502)
Consolidated income (loss) before taxes	$(171,792)	$29,499